Pacer Trendpilot International ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.1%
Australia - 5.9%
Afterpay Ltd. (a)	1,628	$168,092
AGL Energy Ltd.	4,720	41,375
APA Group	8,343	62,423
Aristocrat Leisure Ltd.	4,806	114,083
ASX Ltd.	1,471	80,707
Australia & New Zealand Banking Group Ltd.	21,367	387,179
BHP Billiton Ltd. - ADR	10,433	696,716
Brambles Ltd.	11,421	92,260
Cochlear Ltd.	471	71,071
Coles Group Ltd.	9,054	126,005
Commonwealth Bank of Australia	12,823	818,398
CSL Ltd.	3,236	671,995
Fortescue Metals Group Ltd.	12,752	212,360
Insurance Australia Group Ltd.	17,409	64,529
Macquarie Group Ltd.	2,504	251,458
National Australia Bank Ltd.	24,065	432,941
Newcrest Mining Ltd.	6,096	117,031
Origin Energy Ltd.	13,264	48,050
QBE Insurance Group Ltd.	11,066	67,911
Ramsay Health Care Ltd.	1,374	66,124
REA Group Ltd.	358	40,132
Rio Tinto Ltd.	2,808	236,727
Santos Ltd.	13,353	66,435
Scentre Group	39,071	81,518
Sonic Healthcare Ltd.	3,383	88,862
South32 Ltd.	36,494	70,842
Suncorp Group Ltd.	9,513	73,285
Sydney Airport (a)	9,973	43,597
Telstra Corp. Ltd.	31,328	74,700
TPG Telecom Ltd. (a)	2,641	14,936
Transurban Group	20,595	208,394
Wesfarmers Ltd.	8,557	357,133
Westpac Banking Corp.	27,197	439,194
Woodside Petroleum Ltd.	7,208	134,798
Woolworths Group Ltd.	9,527	297,503
		6,818,764
Austria - 0.3%
ams AG (a)	2,072	52,012
Andritz AG	543	25,831
BAWAG Group AG (a)(b)	547	23,937
CA Immobilien Anlagen AG	557	23,996
Erste Group Bank AG (a)	2,281	69,895
Mayr Melnhof Karton AG	86	17,095
OMV AG	1,090	45,953
Raiffeisen Bank International AG (a)	1,030	20,212
Strabag SE	106	3,653
Telekom Austria AG	1,071	8,149
Verbund AG	541	48,846
Voestalpine AG	846	30,923
		370,502
Belgium - 0.9%
Ageas	1,414	72,568
Anheuser-Busch InBev SA/NV - ADR	6,007	376,579
Galapagos NV - ADR (a)	356	37,131
Groupe Bruxelles Lambert SA	891	88,426
KBC Groep NV (a)	2,582	180,859
Sofina SA	120	38,882
Solvay SA - Class A	556	63,452
UCB SA	977	101,395
Umicore SA	1,429	81,107
		1,040,399
Bermuda - 0.1%
Alibaba Health Information Technology Ltd. (a)	29,434	92,251
Canada - 7.9%
Agnico Eagle Mines Ltd. - ADR	1,831	127,895
Alimentation Couche-Tard, Inc.	6,487	197,844
Bank of Montreal - ADR	4,810	357,431
Barrick Gold Corp. - ADR	13,411	300,004
BCE, Inc. - ADR	2,252	95,485
Canadian Imperial Bank of Commerce - ADR	3,365	286,631
Canadian National Railway Co. - ADR	5,152	521,228
Canadian Natural Resources Ltd. - ADR	8,900	200,962
Canadian Pacific Railway Ltd. - ADR	976	328,151
CGI, Inc. - ADR (a)	1,747	139,847
Constellation Software, Inc./Canada	153	186,385
Enbridge, Inc. - ADR	15,222	511,459
Fortis, Inc. - ADR	3,492	141,182
Franco-Nevada Corp. - ADR	1,433	171,000
Great-West Lifeco, Inc.	2,052	46,857
Hydro One Ltd. (b)	2,322	53,803
Imperial Oil Ltd. - ADR	1,727	32,848
Intact Financial Corp.	1,080	119,085
Loblaw Cos Ltd.	1,312	63,356
Magna International, Inc. - ADR	2,137	150,124
Manulife Financial Corp. - ADR	14,600	263,968
National Bank of Canada	2,543	142,925
NUTRIEN Ltd.	4,288	210,841
Pembina Pipeline Corp. - ADR	3,933	103,438
Restaurant Brands International, Inc. - ADR	2,270	130,979
Rogers Communications, Inc. - ADR	2,660	119,913
Royal Bank of Canada - ADR	10,290	832,152
Shopify, Inc. - ADR (a)	812	892,055
Sun Life Financial, Inc. - ADR	4,410	204,007
Suncor Energy, Inc. - ADR	11,500	192,395
TC Energy Corp. - ADR	7,083	304,073
TELUS Corp. - ADR	3,173	65,459
The Bank of Nova Scotia - ADR	9,131	486,591
The Toronto-Dominion Bank - ADR	13,568	767,813
Thomson Reuters Corp. - ADR	1,275	103,976
Topicus.com, Inc. (a)(c)	301	–
Waste Connections, Inc. - ADR	1,983	195,345
Wheaton Precious Metals Corp. - ADR	3,195	131,219
		9,178,726
Cayman Islands - 0.1%
CK Asset Holdings Ltd.	19,198	96,445
Denmark - 2.0%
AP Moller - Maersk A/S - Class A	24	45,622
AP Moller - Maersk A/S - Class B	50	103,776
Carlsberg A/S	789	115,892
Coloplast A/S	903	135,172
DSV A/S	1,515	237,215
Genmab A/S - ADR (a)	4,888	193,956
Novo Nordisk A/S - ADR	12,219	850,442
Novozymes A/S	1,589	95,725
Orsted AS (b)	1,262	240,308
Vestas Wind Systems A/S	1,437	312,789
		2,330,897
Finland - 1.2%
Fortum OYJ	3,297	79,961
Kone OYJ - Class B	3,049	240,211
Neste OYJ	3,258	230,424
Nokia OYJ - ADR (a)	42,270	192,751
Nordea Bank Abp (a)	24,313	197,471
Sampo OYJ - Class A	3,922	165,061
Stora Enso OYJ - Class R	4,629	84,263
UPM-Kymmene OYJ	4,005	143,329
		1,333,471
France - 7.1%
Air Liquide SA	3,425	561,114
AXA SA	14,615	324,569
BNP Paribas SA (a)	8,638	416,999
Christian Dior SE	28	14,645
Credit Agricole SA (a)	9,565	108,879
Danone SA	4,863	324,346
Dassault Systemes SE	1,050	209,929
Electricite de France SA (a)	3,517	43,875
Engie SA (a)	12,540	195,093
EssilorLuxottica SA	2,226	316,059
Hermes International	261	266,882
Kering	541	355,576
L'Oreal SA	1,706	600,598
LVMH Moet Hennessy Louis Vuitton SE - ADR	9,605	1,172,290
Orange SA	14,362	169,131
Pernod Ricard SA	1,426	269,442
Safran SA (a)	2,380	300,666
Sanofi - ADR	16,441	776,180
Schneider Electric SE	3,828	561,869
TOTAL SA - ADR	18,343	771,873
Vinci SA	3,832	356,121
Vivendi SA	6,061	186,237
		8,302,373
Germany - 6.4%
adidas AG (a)	1,339	425,735
Allianz SE	2,972	672,715
Allianz SE - ADR	1	23
BASF SE	6,634	513,875
Bayer AG - ADR	27,856	423,592
Bayerische Motoren Werke AG	2,406	204,415
Beiersdorf AG	751	82,334
Daimler AG	5,919	417,475
Deutsche Boerse AG	1,432	230,432
Deutsche Post AG	7,313	362,176
Deutsche Telekom AG	24,388	435,061
E.ON SE	16,513	174,943
Fresenius Medical Care AG & Co. KGaA	1,387	112,437
Fresenius SE & Co. KGaA	3,106	138,596
Henkel AG & Co. KGaA	784	73,450
Infineon Technologies AG	9,844	395,717
Merck KGaA	982	164,098
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	1,016	269,773
SAP SE - ADR	8,011	1,010,988
Sartorius AG	7	3,143
Siemens AG - ADR	11,503	889,757
Siemens Energy AG (a)	2,528	93,815
Siemens Healthineers AG (b)	1,407	79,021
Volkswagen AG	212	44,894
Vonovia SE	4,104	274,619
		7,493,084
Hong Kong - 3.0%
AIA Group Ltd. - ADR	21,577	1,039,580
BOC Hong Kong Holdings Ltd.	27,059	80,968
Budweiser Brewing Co APAC Ltd. (b)	9,973	33,508
China Evergrande New Energy Vehicle Group Ltd. (a)	15,246	83,277
CK Hutchison Holdings Ltd.	20,325	140,774
CLP Holdings Ltd.	11,438	107,251
Galaxy Entertainment Group Ltd.	15,000	113,759
Hang Seng Bank Ltd.	5,484	99,236
Henderson Land Development Co. Ltd.	9,796	40,052
Hong Kong & China Gas Co. Ltd.	77,596	111,491
Hong Kong Exchanges & Clearing Ltd.	8,989	576,678
Jardine Matheson Holdings Ltd.	1,920	110,976
Jardine Strategic Holdings Ltd.	1,340	34,827
MTR Corp Ltd.	11,597	67,534
Sands China Ltd.	18,271	72,700
Sea Ltd. - ADR (a)	2,175	471,344
Sun Hung Kai Properties Ltd.	11,127	152,125
Techtronic Industries Co. Ltd.	12,163	183,231
		3,519,311
Ireland - 0.7%
CRH PLC - ADR	5,987	246,305
Flutter Entertainment PLC (a)	1,080	201,617
James Hardie Industries PLC (a)	3,131	88,034
Kerry Group PLC - Class A	1,158	157,252
Kingspan Group PLC (a)	1,172	79,647
Ryanair Holdings PLC - ADR (a)	713	67,785
		840,640
Israel - 0.7%
Azrieli Group Ltd.	277	17,040
Bank Hapoalim BM (a)	8,431	60,079
Bank Leumi Le-Israel BM	11,040	68,921
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	3,476	3,579
Check Point Software Technologies Ltd. - ADR (a)	860	109,856
CyberArk Software Ltd. - ADR (a)	302	48,396
Elbit Systems Ltd.	190	26,442
Energix-Renewable Energies Ltd.	1,579	5,963
First International Bank Of Israel Ltd.	379	9,997
Fiverr International Ltd. - ADR (a)	131	27,053
ICL Group Ltd.	5,191	27,917
Isracard Ltd.	1	3
Israel Discount Bank Ltd.	8,776	34,396
Kornit Digital Ltd. - ADR (a)	298	27,009
Mizrahi Tefahot Bank Ltd.	992	23,349
Nice Ltd. - ADR (a)	475	124,108
Plus500 Ltd.	771	14,192
Shapir Engineering and Industry Ltd.	1,028	7,451
Strauss Group Ltd.	360	10,256
Taro Pharmaceutical Industries Ltd. - ADR (a)	89	6,652
Teva Pharmaceutical Industries Ltd. - ADR (a)	8,203	96,631
Wix.com Ltd. - ADR (a)	358	88,444
		837,734
Italy - 1.4%
Assicurazioni Generali SpA	9,256	158,267
Atlantia SpA (a)	3,568	56,744
Enel SpA	55,806	554,721
Eni SpA - ADR	9,309	187,576
Intesa Sanpaolo SpA (a)	131,770	288,668
Poste Italiane SpA (b)	3,465	33,959
Recordati SpA	716	37,120
Snam SpA	16,379	86,026
Terna Rete Elettrica Nazionale SpA	10,557	76,792
UniCredit SpA (a)	15,926	146,054
		1,625,927
Japan - 23.9%
Acom Co. Ltd.	3,489	15,322
Advantest Corp.	1,525	120,696
Aeon Co. Ltd.	6,589	206,077
AGC, Inc.	1,720	59,608
Aisin Seiki Co. Ltd.	1,392	42,593
Ajinomoto Co., Inc.	4,149	97,957
ANA Holdings, Inc. (a)	892	18,905
Asahi Group Holdings Ltd.	3,480	139,938
Asahi Kasei Corp.	10,514	116,889
Astellas Pharma, Inc.	13,332	215,422
Bandai Namco Holdings, Inc.	1,699	145,026
Bridgestone Corp.	4,692	173,265
Canon, Inc. - ADR	6,992	154,523
Central Japan Railway Co.	1,566	221,269
Chubu Electric Power Co, Inc.	5,444	66,605
Chugai Pharmaceutical Co. Ltd.	4,806	251,071
Dai Nippon Printing Co. Ltd.	2,288	39,318
Daifuku Co. Ltd.	895	101,937
Dai-ichi Life Holdings, Inc.	8,233	124,660
Daiichi Sankyo Co. Ltd.	13,799	443,302
Daikin Industries Ltd.	2,124	448,241
Daiwa House Industry Co. Ltd.	5,027	142,275
Daiwa Securities Group, Inc.	11,774	55,888
Denso Corp.	3,919	217,267
Dentsu, Inc.	1,872	59,246
Disco Corp.	221	71,842
East Japan Railway Co.	2,849	187,404
Eisai Co Ltd.	2,235	163,083
ENEOS Holdings, Inc.	24,317	98,364
FANUC Corp.	1,372	358,440
Fast Retailing Co. Ltd.	474	406,460
FUJIFILM Holdings Corp.	3,120	178,333
Fujitsu Ltd.	1,437	219,779
GMO Payment Gateway, Inc.	312	44,561
Hankyu Hanshin Holdings, Inc.	1,932	62,251
Hikari Tsushin, Inc.	181	37,964
Hitachi Ltd.	7,300	300,098
Honda Motor Co. Ltd. - ADR	12,094	320,249
Hoya Corp.	2,717	347,455
Hulic Co. Ltd.	3,759	42,490
Idemitsu Kosan Co. Ltd.	1,869	43,788
Inpex Corp.	8,163	47,149
Isuzu Motors Ltd.	4,675	44,632
ITOCHU Corp.	11,513	329,469
Itochu Techno-Solutions Corp.	700	24,660
Japan Airlines Co. Ltd. (a)	852	15,154
Japan Exchange Group, Inc.	4,050	94,537
Japan Post Bank Co. Ltd.	3,057	26,383
Japan Post Holdings Co. Ltd.	11,197	88,928
Japan Post Insurance Co. Ltd.	894	17,522
Japan Tobacco, Inc.	8,455	167,696
KAJIMA Corp.	3,797	50,786
Kansai Paint Co. Ltd.	1,958	57,668
Kao Corp.	3,656	265,164
KDDI Corp.	11,810	347,157
Keio Corp.	931	67,995
Keyence Corp.	1,350	723,557
Kikkoman Corp.	1,474	103,853
Kintetsu Group Holdings Co. Ltd.	1,439	60,310
Kirin Holdings Co. Ltd.	6,272	134,488
Kobe Bussan Co. Ltd.	897	24,886
Koito Manufacturing Co. Ltd.	992	63,737
Komatsu Ltd.	7,329	200,289
Kose Corp.	279	44,829
Kubota Corp.	8,729	191,589
Kyocera Corp.	2,669	170,697
Kyowa Kirin Co. Ltd.	1,927	57,031
Lasertec Corp.	550	73,774
M3, Inc.	3,223	271,114
Makita Corp.	2,133	101,615
Marubeni Corp.	13,084	86,727
MEIJI Holdings Co. Ltd.	1,101	75,050
MINEBEA MITSUMI, Inc.	3,218	71,245
MISUMI Group, Inc.	2,138	69,501
Mitsubishi Chemical Holdings Corp.	10,683	72,862
Mitsubishi Corp.	9,986	252,403
Mitsubishi Electric Corp.	16,181	246,318
Mitsubishi Estate Co. Ltd.	10,494	165,508
Mitsubishi Heavy Industries Ltd.	2,559	73,243
Mitsubishi UFJ Financial Group, Inc.	97,111	435,097
Mitsui & Co. Ltd.	11,518	212,942
Mitsui Fudosan Co. Ltd.	7,391	149,485
Mizuho Financial Group, Inc.	19,137	251,853
MonotaRO Co. Ltd.	894	44,809
MS&AD Insurance Group Holdings, Inc.	3,730	106,973
Murata Manufacturing Co. Ltd.	4,843	464,904
NEC Corp.	1,961	106,713
Nexon Co. Ltd.	3,477	105,726
Nidec Corp.	3,971	525,069
Nihon M&A Center, Inc.	1,054	61,180
Nintendo Co. Ltd. - ADR	6,841	494,399
Nippon Paint Holdings Co. Ltd.	1,514	136,158
Nippon Steel Corp. (a)	7,165	82,564
Nippon Telegraph & Telephone Corp.	9,710	242,692
Nissan Motor Co. Ltd. (a)	18,122	92,059
Nissin Foods Holdings Co. Ltd.	642	55,469
Nitori Holdings Co. Ltd.	643	127,624
Nitto Denko Corp.	1,211	109,487
Nomura Holdings, Inc.	21,451	112,984
Nomura Research Institute Ltd.	2,939	99,187
NTT Data Corp.	4,876	69,920
Obayashi Corp.	5,431	45,420
Obic Co. Ltd.	526	98,727
Odakyu Electric Railway Co. Ltd.	2,576	74,640
Olympus Corp.	9,806	176,891
Omron Corp.	1,568	138,320
Ono Pharmaceutical Co. Ltd.	3,794	113,192
Oracle Corp Japan	272	32,070
Oriental Land Co. Ltd.	1,700	265,359
ORIX Corp.	9,970	159,432
Osaka Gas Co. Ltd.	3,145	58,039
Otsuka Corp.	805	40,502
Otsuka Holdings Co. Ltd.	4,205	179,128
Pan Pacific International Holdings Corp.	4,541	101,879
Panasonic Corp.	17,544	226,366
Rakuten, Inc. (a)	6,159	60,505
Recruit Holdings Co. Ltd.	12,021	521,260
Renesas Electronics Corp. (a)	7,871	90,173
Resona Holdings, Inc.	16,643	57,677
Rohm Co. Ltd.	712	72,121
Santen Pharmaceutical Co. Ltd.	3,032	50,106
Secom Co. Ltd.	1,621	146,663
Sekisui Chemical Co. Ltd.	3,447	62,000
Sekisui House Ltd.	4,859	93,659
Seven & i Holdings Co. Ltd.	6,021	227,688
SG Holdings Co. Ltd.	3,697	94,980
Sharp Corp.	1,583	32,855
Shimadzu Corp.	2,083	79,247
Shimano, Inc.	650	152,688
Shimizu Corp.	5,472	38,502
Shin-Etsu Chemical Co. Ltd.	2,900	503,198
Shionogi & Co. Ltd.	2,166	117,456
Shiseido Co. Ltd.	3,032	196,518
SMC Corp.	445	269,179
SoftBank Corp.	12,273	161,343
SoftBank Group Corp. - ADR	23,855	928,198
Sompo Holdings, Inc.	2,831	112,624
Sony Corp. - ADR	9,130	873,832
Subaru Corp.	4,810	92,118
Sumitomo Corp.	9,435	124,935
Sumitomo Electric Industries Ltd.	5,980	79,499
Sumitomo Metal Mining Co. Ltd.	2,062	89,453
Sumitomo Mitsui Financial Group, Inc.	9,545	295,704
Sumitomo Mitsui Trust Holdings, Inc.	2,852	85,278
Sumitomo Realty & Development Co. Ltd.	3,593	108,361
Suntory Beverage & Food Ltd.	980	34,196
Suzuki Motor Corp.	3,475	156,192
Sysmex Corp.	1,249	145,893
T&D Holdings, Inc.	4,490	51,996
Taisei Corp.	1,695	54,777
Taiyo Nippon Sanso Corp.	1,607	30,899
Takeda Pharmaceutical Co. Ltd. - ADR	22,599	398,420
TDK Corp.	980	157,930
Terumo Corp.	5,262	204,211
The Kansai Electric Power Co., Inc.	6,240	61,063
Tobu Railway Co. Ltd.	1,607	45,213
Toho Co. Ltd./Tokyo	1,074	41,475
Tokio Marine Holdings, Inc.	5,297	259,578
Tokyo Electron Ltd.	1,143	434,415
Tokyo Gas Co. Ltd.	2,939	64,240
Tokyu Corp.	4,283	50,213
Toray Industries, Inc.	12,283	79,881
Toshiba Corp.	3,225	105,145
TOTO Ltd.	1,216	67,217
Toyota Industries Corp.	1,558	122,415
Toyota Motor Corp. - ADR	9,157	1,286,742
Toyota Tsusho Corp.	1,788	69,731
Trend Micro, Inc. (a)	933	51,128
Unicharm Corp.	3,328	149,330
Welcia Holdings Co. Ltd.	730	24,811
West Japan Railway Co.	1,447	76,809
Yakult Honsha Co. Ltd.	1,232	62,809
Yamaha Corp.	1,278	71,864
Yamato Holdings Co. Ltd.	2,547	63,246
Yaskawa Electric Corp.	2,028	103,777
Z Holdings Corp.	23,091	143,380
ZOZO, Inc.	724	20,273
		27,843,735
Jersey - 0.4%
Experian PLC	6,855	240,068
Ferguson PLC	1,769	206,070
		446,138
Luxembourg - 0.4%
Allegro.eu SA (a)(b)	1,069	21,093
ArcelorMittal (a)	5,375	117,685
Ardagh Group SA - ADR	149	2,533
Globant SA - ADR (a)	280	53,760
RTL Group SA (a)	301	17,248
SES SA	2,902	24,793
Spotify Technology SA - ADR (a)	805	253,575
		490,687
Netherlands - 3.9%
Adyen NV - ADR (a)	11,147	466,725
Airbus SE - ADR (a)	17,635	442,639
ASML Holding NV - ADR	3,152	1,683,672
CNH Industrial NV - ADR (a)	7,479	95,357
Davide Campari-Milano NV	2,955	31,830
EXOR NV	731	54,450
Ferrari NV	985	205,898
Heineken NV	1,782	185,849
ING Groep NV - ADR (a)	27,576	243,220
Koninklijke Ahold Delhaize NV	8,287	237,237
Koninklijke Philips NV (a)	6,900	376,430
Prosus NV	3,206	372,801
Stellantis NV	9,119	138,661
		4,534,769
New Zealand - 0.4%
A2 Milk Co. Ltd. (a)	5,589	46,348
Auckland International Airport Ltd. (a)	9,000	48,182
Contact Energy Ltd.	5,431	31,886
Fisher & Paykel Healthcare Corp. Ltd.	4,347	108,207
Mercury NZ Ltd.	4,722	24,177
Meridian Energy Ltd.	9,458	48,595
Ryman Healthcare Ltd.	3,127	34,965
Spark New Zealand Ltd.	13,838	47,731
Xero Ltd. (a)	831	82,492
		472,583
Norway - 0.7%
Adevinta ASA (a)	1,705	25,439
Aker ASA	187	14,911
Aker BP ASA	818	20,466
DNB ASA (a)	6,786	133,057
Equinor ASA - ADR	8,368	148,365
Gjensidige Forsikring ASA	1,432	33,102
Leroy Seafood Group ASA	2,132	14,934
Mowi ASA	3,384	75,083
NEL ASA (a)	5,544	19,909
Norsk Hydro ASA	10,295	45,817
Orkla ASA	6,127	59,671
Salmar ASA	431	26,014
Schibsted ASA - Class A (a)	630	23,816
Schibsted ASA - Class B (a)	790	25,566
Telenor ASA	4,909	81,410
TOMRA Systems ASA	835	38,506
Yara International ASA	1,349	63,075
		849,141
Portugal - 0.1%
EDP - Energias de Portugal SA	20,924	131,329
Jeronimo Martins SGPS SA	1,875	30,661
		161,990
Republic of Korea - 0.1%
POSCO - ADR	2,146	117,579
Singapore - 1.0%
CapitaLand Ltd.	18,962	45,821
City Developments Ltd.	4,647	25,257
DBS Group Holdings Ltd.	13,493	255,762
Genting Singapore Ltd.	42,657	27,455
Keppel Corp. Ltd.	10,935	41,241
Oversea-Chinese Banking Corp. Ltd.	29,508	229,240
Singapore Airlines Ltd. (a)	9,820	30,383
Singapore Exchange Ltd.	6,227	46,407
Singapore Technologies Engineering Ltd.	11,753	32,824
Singapore Telecommunications Ltd.	48,399	85,984
United Overseas Bank Ltd.	10,542	185,540
Wilmar International Ltd.	22,877	90,757
		1,096,671
Spain - 1.9%
Aena SME SA (a)(b)	561	86,666
Amadeus IT Holding SA	3,394	216,401
Banco Bilbao Vizcaya Argentaria SA - ADR	50,475	231,175
Banco Santander SA - ADR (a)	122,598	359,212
Cellnex Telecom SA (b)	2,630	154,188
EDP Renovaveis SA	1,074	29,390
Endesa SA	2,413	61,787
Iberdrola SA	40,921	555,443
Industria de Diseno Textil SA	7,997	237,669
Naturgy Energy Group SA	2,529	65,402
Telefonica SA	1,915	8,259
Telefonica SA - ADR - ADR	36,958	160,398
		2,165,990
Sweden - 3.2%
Alfa Laval AB (a)	2,268	59,602
Assa Abloy AB	7,487	185,555
Atlas Copco AB - Class A	4,889	266,440
Atlas Copco AB - Class B	2,937	138,058
Boliden AB	2,063	67,892
Epiroc AB - Class A	4,722	90,724
Epiroc AB - Class B	2,937	50,542
EQT AB	1,465	45,775
Essity AB	4,567	146,088
Evolution Gaming Group AB (b)	954	93,113
Hennes & Mauritz AB (a)	5,843	125,163
Hexagon AB	2,133	186,848
ICA Gruppen AB	718	36,028
Industrivarden AB - Class A (a)	1,236	41,682
Industrivarden AB - Class C (a)	1,262	40,248
Investment AB Latour	953	21,372
Investor AB - Class A	937	68,736
Investor AB - Class B	3,447	253,442
Kinnevik AB	1,838	90,357
L E Lundbergforetagen AB (a)	495	26,076
Lundin Energy AB	1,425	38,949
Nibe Industrier AB	2,519	84,255
Sandvik AB (a)	8,330	208,143
Skandinaviska Enskilda Banken AB - Class A (a)	12,106	132,356
Skandinaviska Enskilda Banken AB - Class C (a)	115	1,283
Skanska AB	2,726	70,659
SKF AB	2,839	77,937
Svenska Cellulosa AB SCA (a)	4,567	80,586
Svenska Handelsbanken AB - Class A (a)	11,422	114,544
Svenska Handelsbanken AB - Class B (a)	271	3,104
Swedbank AB (a)	7,004	132,246
Swedish Match AB	1,247	96,402
Tele2 AB	3,766	52,053
Telefonaktiebolaget LM Ericsson - ADR	19,778	246,632
Telia Co. AB	19,098	83,876
Volvo AB (a)	11,155	276,062
		3,732,828
Switzerland - 7.6%
ABB Ltd. - ADR	13,508	398,621
Alcon, Inc. (a)	3,690	265,125
Cie Financiere Richemont SA	3,934	366,040
Givaudan SA	64	258,371
Glencore PLC (a)	82,335	277,966
Lonza Group AG	525	335,953
Nestle SA - ADR	21,353	2,397,942
Novartis AG - ADR	18,313	1,656,777
Roche Holding AG - ADR	41,914	1,819,487
STMicroelectronics NV	4,948	199,774
UBS Group AG	28,840	416,856
Zurich Insurance Group AG	1,090	435,878
		8,828,790
United Kingdom - 10.8%
Anglo American PLC	10,269	339,650
Ashtead Group PLC	3,204	162,121
Associated British Foods PLC (a)	2,686	77,910
AstraZeneca PLC - ADR	19,083	965,600
Atlassian Corp. PLC - ADR (a)	970	224,196
Aviva PLC	29,649	136,170
BAE Systems PLC	24,039	152,201
Barclays PLC - ADR (a)	30,945	225,280
BHP Group PLC - ADR	7,590	414,566
BP PLC - ADR	24,280	539,502
British American Tobacco PLC - ADR	16,427	600,407
BT Group PLC	66,046	113,659
Coca-Cola European Partners PLC - ADR	1,208	56,136
Compass Group PLC (a)	13,442	241,361
Diageo PLC - ADR	4,127	661,434
GlaxoSmithKline PLC - ADR	17,942	668,339
HSBC Holdings PLC - ADR (a)	31,074	812,585
Imperial Brands PLC	7,156	144,130
Legal & General Group PLC	44,482	148,710
Lloyds Banking Group PLC - ADR (a)	130,984	233,151
London Stock Exchange Group PLC	2,397	285,269
National Grid PLC - ADR	5,704	331,288
Natwest Group PLC (a)	34,599	69,971
Ocado Group PLC (a)	4,275	162,659
Prudential PLC - ADR	9,761	311,766
Reckitt Benckiser Group PLC	5,331	452,717
RELX PLC - ADR	14,920	370,314
Rio Tinto PLC - ADR	7,599	580,716
Royal Dutch Shell PLC - ADR	28,313	987,841
Smith & Nephew PLC - ADR	3,384	143,008
SSE PLC	7,893	160,488
Standard Chartered PLC (a)	19,960	121,425
Tesco PLC	73,115	239,826
Unilever PLC - ADR	17,870	1,042,536
Vodafone Group PLC - ADR	19,027	326,313
WPP PLC	7,857	82,440
		12,585,685
TOTAL COMMON STOCKS (Cost $97,219,408)		107,207,110

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	449	29,396
Henkel AG & Co. KGaA	1,343	139,348
Volkswagen AG	1,400	265,786
		434,530
TOTAL PREFERRED STOCKS (Cost $395,988)		434,530

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Australia - 0.2%
Dexus	8,223	56,623
Goodman Group	12,269	165,778
		222,401
Hong Kong - 0.1%
Link REIT	15,488	135,238
Japan - 0.2%
Japan Real Estate Investment Corp.	15	91,222
Nippon Building Fund, Inc.	15	90,505
Nippon Prologis REIT, Inc.	15	48,904
Nomura Real Estate Master Fund, Inc.	40	60,681
		291,312
Singapore - 0.0% (d)
Ascendas Real Estate Investment Trust	22,571	52,333
United Kingdom - 0.1%
Segro PLC	8,416	110,030
United States - 0.4%
Brookfield Asset Management, Inc.	10,546	409,607
Brookfield Property REIT, Inc. - Class A	448	7,773
		417,380
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,126,889)		1,228,694

EXCHANGE TRADED FUNDS - 6.3%
iShares MSCI South Korea ETF	82,794	7,294,151
TOTAL EXCHANGE TRADED FUNDS (Cost $5,480,186)		7,294,151
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.005% (e)	$78,587	78,587
TOTAL SHORT-TERM INVESTMENTS (Cost $78,587)		78,587

Total Investments (Cost $104,301,058) - 99.9%		116,243,072
Other Assets in Excess of Liabilities - 0.1%		84,132
TOTAL NET ASSETS - 100.0%		$116,327,204

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $819,597, or 0.7% of net assets.

(c)	As of January 31, 2021, the Fund has fair valued this security. This security is deemed liquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(d)	Less than 0.05%
(e)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 107,207,110	$ -	$ -	$ -	$ 107,207,110
Preferred Stocks	434,530	-	-	-	434,530
Real Estate Investment Trusts	1,228,694	-	-	-	1,228,694
Exchange Traded Funds	7,294,151	-	-	-	7,294,151
Short-Term Investments	78,587	-	-	-	78,587
Total Investments in Securities	$ 116,243,072	$ -	$ -	$ -	$ 116,243,072
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.